VIP P-1
                         ALLIANZ LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                              INDIVIDUAL IMMEDIATE
                                VARIABLE ANNUITY
                         SUPPLEMENT DATED MAY 1, 2000 TO
                          PROSPECTUS DATED MAY 1, 2000

The following information replaces the table under the heading entitled "Contract Owner Transaction Fees" in the section entitled "Fee Table" on page 7 contained in the Prospectus:

  CONTRACT OWNER TRANSACTION FEES
  Commutation Fee*
  (as a percentage of the amount taken out [liquidated])

         CONTRACT YEAR              CHARGE
         ---------------------------------
               1                      5%
               2                      5%
               3                      4%
               4                      3%
               5                      2%
       6 (& thereafter)               1%

  The table of commutation fees above also replaces the table under the heading entitled "Commutation Fee" in the section entitled "Expenses" on page 17 contained in the Prospectus.